Inventories - Disclosure of Detailed Information About Inventories (Details) (Bendon Limited) - NZD ($) $ in Thousands	Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
DisclosureOfInventoriesLineItems [Line Items]
Current inventories	$ 24,030	$ 31,113
Bendon Limited [Member]
DisclosureOfInventoriesLineItems [Line Items]
Finished goods		31,451	$ 37,904	$ 37,998	$ 46,424
Provision for impairment		(338)	(153)	(426)	(764)
Current inventories		$ 31,113	$ 37,751	$ 37,572	$ 45,660